Subsequent Events (Details) - USD ($)		12 Months Ended
	Feb. 14, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 16, 2025	Mar. 31, 2025
Subsequent Event [Line Items]
Values of common stock			$ 8,704,270
Common stock, per share (in Dollars per share)		$ 0.0001			$ 0.0001
Forecast [Member]
Subsequent Event [Line Items]
Commitment amount				$ 250,000,000
Common stock, per share (in Dollars per share)				$ 0.0001
Subscription Agreement [Member]
Subsequent Event [Line Items]
Values of common stock		$ 550,000
Shares of common stock (in Shares)		550,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrant cancelled (in Shares)	488,041
Advisory fee	$ 1,155,000
Subsequent Event [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Values of common stock	$ 550,000
Shares of common stock (in Shares)	550,000